Investment Risks - Defiance 2X Daily Long Photonics ETF	Oct. 09, 2026
Compounding and Market Volatility Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Compounding and Market Volatility Risk. The Fund has a daily leveraged investment objective and the Fund’s performance for periods greater than a trading day will be the result of each day’s returns compounded over the period, which is very likely to differ from two times (200%) the Target Portfolio’s performance, before the Fund’s management fee and other expenses. Compounding affects all investments but has a more significant impact on funds that aim to replicate leveraged daily returns and that rebalance daily. For the Fund aiming to replicate two times the daily performance of the Target Portfolio, if adverse daily performance of the Target Portfolio reduces the amount of a shareholder’s investment, any further adverse daily performance will lead to a smaller dollar loss because the shareholder’s investment had already been reduced by the prior adverse performance. Equally, however, if favorable daily performance of the Target Portfolio increases the amount of a shareholder’s investment, the dollar amount lost due to future adverse performance will increase because the shareholder’s investment has increased.

The effect of compounding becomes more pronounced as the Target Portfolio’s volatility and the holding period increase. The impact of compounding will impact each shareholder differently depending on the period of time an investment in the Fund is held and the volatility of the Target Portfolio during a shareholder’s holding period of an investment in the Fund.

The chart below provides examples of how the Target Portfolio’s volatility could affect the Fund’s performance. The chart illustrates the impact of two factors that affect the Fund’s performance – the Target Portfolio’s volatility and the Target Portfolio’s performance. The Target Portfolio’s performance shows the percentage change in market value of the Target Portfolio over the specified time period, while the Target Portfolio’s volatility is a statistical measure of the magnitude of fluctuations in the returns during that time period. As illustrated below, even if the Target Portfolio’s performance over two equal time periods is identical, different Target Portfolio volatility (i.e., in magnitude of fluctuations in the market value of the Target Portfolio) during the two time periods could result in drastically different Fund performance for the two time periods because of compounding daily returns during the time periods.

Fund performance for periods greater than one single day can be estimated given any set of assumptions for the following factors: a) the Target Portfolio volatility; b) the Target Portfolio performance; c) period of time; d) financing rates associated with leveraged exposure; and e) other Fund expenses. The chart shows estimated Fund returns for a number of combinations of Target Portfolio volatility and Target Portfolio performance over a one-year period. Performance shown in the chart assumes that: (i) there were no Fund expenses; (ii) borrowing/lending rates (to obtain leveraged exposure) of 0%. If Fund expenses and/or actual borrowing/lending rates were reflected the estimated returns would be different than those shown. Particularly during periods of higher Target Portfolio volatility, compounding will cause results for periods longer than a trading day to vary from two times (200%) the performance of the Target Portfolio.

As shown in the chart below, the Fund would be expected to lose 6.1% if there was no change in the market value of the Target Portfolio over a one-year period during which the Target Portfolio experienced annualized volatility of 25%. If the Target Portfolio’s annualized volatility were to rise to 75%, the hypothetical loss for a one-year period would widen to approximately -43%. At higher ranges of volatility, there is a chance of a significant loss of value in the Fund, even if there were no change in the market value of the Target Portfolio. For instance, if the Target Portfolio’s annualized volatility is 100%, the Fund would be expected to lose 63.2% of its value, even if the cumulative Target Portfolio change in the market value of the Target Portfolio for the year was 0%.

Areas shaded red (or dark gray) represent those scenarios where the Fund can be expected to return less than two times (200%) the performance of the Target Portfolio and those shaded green (or light gray) represent those scenarios where the Fund can be expected to return more than two times (200%) the performance of the Target Portfolio. The Fund’s actual performance may be significantly better or worse than the performance shown below as a result of any of the factors discussed above or in the “Daily Correlation/Tracking Risk” below.

Estimated Returns of 200% or Two Times Performance of the Target Portfolio

Target Portfolio Performance		One Year Volatility Rate
One Year Target Portfolio Performance	2X Times (200%) the One Year Performance	10%	25%	50%	75%	100%
-60%	-120%	-84.2%	-85.0%	-87.5%	-90.9%	-94.1%
-50%	-100%	-75.2%	-76.5%	-80.5%	-85.8%	-90.8%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.5%	-86.8%
-30%	-60%	-51.5%	-54.0%	-61.8%	-72.1%	-82.0%
-20%	-40%	-36.6%	-39.9%	-50.2%	-63.5%	-76.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.2%
0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%
10%	20%	19.8%	13.7%	-5.8%	-31.1%	-55.5%
20%	40%	42.6%	35.3%	12.1%	-18.0%	-47.0%
30%	60%	67.3%	58.8%	31.6%	-3.7%	-37.8%
40%	80%	94.0%	84.1%	52.6%	11.7%	-27.9%
50%	100%	122.8%	111.4%	75.2%	28.2%	-17.2%
60%	120%	153.5%	140.5%	99.4%	45.9%	-5.8%

Since market volatility has negative implications for the Fund which rebalances its derivatives daily, investors should be sure to monitor and manage their investments in the Fund particularly in volatile markets. The negative implications of volatility in the chart can be combined with the recent volatility ranges of the then-current Target Portfolio’s historical volatility, which are expected to be high. Historical volatility and performance for the underlying securities are not likely indicative of future volatility and performance.

Photonics Companies Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Photonics Companies Risk. Photonics Companies may be subject to rapid changes in technology, intense competition, government regulation, and obsolescence risk. Securities of such companies may be subject to greater price volatility than securities of companies in other sectors, particularly over the short term. The prices of securities of companies in these industries may fluctuate widely due to competitive pressures, rapid product cycles, changes in the regulatory environment, and shifts in supply and demand dynamics. Many Photonics Companies are relatively small and may have limited product lines, markets, financial resources, or personnel, making them more susceptible to business risks and adverse developments. Photonics Companies may also be dependent upon government contracts or subsidies, which may be subject to cancellation, renegotiation, or delay in payment. Additionally, the development and commercialization of photonic and optical technologies may be contingent upon the broader adoption of related technologies, including artificial intelligence, data center infrastructure, and advanced telecommunications networks. A slowdown or disruption in the growth of these related sectors could materially and adversely affect the revenues and profitability of Photonics Companies in which the Fund invests.

Industry Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Industry Concentration Risk. The Fund will concentrate (i.e., invest 25% or more of its total assets) its investment exposure to companies in the semiconductor industry, industries that develop, deploy, or operate photonic-related technologies and services, and/or such industries in the aggregate. The concentration of the Fund’s portfolio on these specific industry groups may present more risks than if the portfolio were broadly diversified over numerous groups of industries.

Semiconductor Companies Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Semiconductor Companies Risk. The semiconductor industry is characterized by rapid technological change and product obsolescence, cyclical market patterns, price erosion, periods of over-capacity and production shortages, variations in manufacturing costs and yields, and significant expenditures for capital equipment and product development. Semiconductor companies depend significantly on third-party suppliers and the availability of raw materials and may be adversely affected by supply chain disruptions. They also may be adversely affected by the loss or impairment of intellectual property rights.

IPO, SPAC and De-SPAC Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

IPO, SPAC and De-SPAC Risks. The Fund may invest indirectly, via derivative instruments, in securities of companies that have recently completed initial public offerings (“IPOs”), special purpose acquisition companies (“SPACs”), or companies that have become publicly traded through business combinations involving SPACs (“de-SPAC transactions”). These securities may be less seasoned, lack a meaningful trading history, have limited public information and research coverage, and involve risks similar to those of venture capital or other private equity investments. As a result, their prices may be volatile, subject to speculative trading, and susceptible to rapid and substantial declines in value. These securities may have experienced significant price appreciation in connection with an IPO, SPAC transaction or de-SPAC transaction prior to the Fund’s investment, but there can be no assurance that such price performance will continue.

SPACs are shell or blank check companies that raise capital in an IPO for the purpose of identifying and completing a business combination with a private operating company. Until a business combination is completed, a SPAC typically invests its assets in U.S. government securities, money market instruments and cash and generally does not conduct substantive business operations, which may result in little or no income. The value of SPAC securities is dependent on the SPAC’s ability to identify and consummate a successful business combination, and there is no guarantee that a SPAC will complete a business combination or that any transaction completed will be successful or yield positive returns. The market’s perception of a SPAC’s prospects, including the likelihood and terms of a business combination, can materially affect the market value of the SPAC’s securities.

Investments in SPACs and securities resulting from de-SPAC transactions involve risks in addition to those associated with traditional IPOs and other equity securities. Conflicts of interest may arise among a SPAC’s sponsors, affiliates, officers, directors, or promoters and unaffiliated security holders, including in connection with decisions whether to proceed with a business combination or the amount and timing of redemptions. A SPAC’s sponsor or related parties may have economic incentives that differ from those of public stockholders. The interests of early investors and sponsors may be reflected in the SPAC’s valuation or structure in ways that do not align with the interests of the Fund or the Fund’s shareholders.

SPAC securities may trade at prices that deviate from their net asset value, may have limited liquidity, and may be subject to significant price fluctuations, including in connection with the release of lock-up restrictions or other transfer restrictions on sponsor or early investor holdings. Dilution of equity interests may occur as a result of redemption activity, sponsor or promoter compensation arrangements, underwriting fees, warrants, convertible securities or financing transactions associated with de-SPAC transactions. Recent regulatory developments require enhanced disclosures regarding SPAC sponsors, conflicts of interest and potential dilution in SPAC IPOs and de-SPAC transactions, and increased investor protections designed to align regulatory treatment more closely with that of traditional IPOs, but these measures may not eliminate the inherent risks of these securities.

Daily Correlation/Tracking Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Daily Correlation/Tracking Risk. There is no guarantee that the Fund will achieve a high degree of leveraged correlation to the Target Portfolio and therefore achieve its daily leveraged investment objective. To achieve a high degree of leveraged correlation with the Target Portfolio, the Fund seeks to rebalance its portfolio daily to keep exposure consistent with its daily leveraged investment objective. The possibility of the Fund being materially over- or under-exposed to the Target Portfolio increases on days when the Target Portfolio is volatile near the close of the trading day. Additionally, if securities within the Target Portfolio exhibit unexpected or heightened correlations, the Fund’s ability to achieve its daily investment objective may be adversely impacted as overlapping exposures may reduce potential diversification benefits and amplify the effects of market movements. Market disruptions, regulatory restrictions and extreme volatility will also adversely affect the Fund’s ability to adjust exposure to the required levels. If there is a significant intra-day market event and/or the Target Portfolio experiences a significant increase or decline, the Fund may not meet its investment objective, be able to rebalance its portfolio appropriately, or may experience significant premiums or discounts, or widened bid-ask spreads.

The Fund may have difficulty achieving its daily leveraged investment objective due to fees, expenses, transaction costs, financing costs related to the use of derivatives, investments in ETFs, directly or indirectly, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or derivatives held by the Fund. The Fund may also be impacted by large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to the Target Portfolio. The Fund may take or refrain from taking positions to improve the tax efficiency or to comply with various regulatory restrictions, either of which may negatively impact the Fund’s leveraged correlation to the Target Portfolio. Finally, during periods of high volatility, compounding effects and correlation shifts between securities in the Target Portfolio may cause the Fund’s returns to deviate materially from two times (2X) the daily performance of the Target Portfolio.

Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Leverage Risk. The Fund obtains investment exposure in excess of its net assets by utilizing leverage and may lose more money in market conditions that are adverse to its investment objective than a fund that does not utilize leverage. An investment in the Fund is exposed to the risk that a decline in the daily performance of the Target Portfolio will be magnified. This means that an investment in the Fund will be reduced by an amount equal to 2% for every 1% daily decline in the market value of the Target Portfolio, not including the costs of financing leverage and other operating expenses, which would further reduce its value. The Fund could theoretically lose an amount greater than its net assets in the event the market value of the Target Portfolio declines more than 50%. Leverage will also have the effect of magnifying any differences in the Fund performance’s correlation with the Target Portfolio’s market value.

Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risk. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, leverage, imperfect daily correlations with underlying investments or the Fund’s other portfolio holdings, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When the Fund uses derivatives, there may be imperfect correlation between the share price of the Target Portfolio and the derivative, which may prevent the Fund from achieving its investment objective. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested.

The Fund is subject to regulatory limits on the investment risks associated with its derivatives transactions, including limits based on the Fund’s value-at-risk. If the Fund exceeds or is at risk of exceeding an applicable limit, the Fund may be required to reduce or otherwise modify its derivatives exposure. Any such action may prevent the Fund from achieving investment results that correspond to two times (2X) the daily performance of the Target Portfolio and may increase tracking error. Any adjustment made to comply with applicable regulatory requirements would not change the Fund’s stated investment objective.

Options Contracts [Member]
Prospectus [Line Items]
Risk [Text Block]

Options Contracts. The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility of the reference asset, the time remaining until the expiration of the option contract and economic events. The value of the options contracts in which the Fund invests are substantially influenced by the value of the Target Portfolio. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. The options held by the Fund are exercisable at the strike price on their expiration date. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to such date, the value of an option generally does not increase or decrease at the same rate as the underlying instrument. There may at times be an imperfect correlation between the movement in values options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. As the options contracts it holds are exercised or expire it will enter into new options contracts, a practice referred to as “rolling.” If the expiring options contracts do not generate proceeds enough to cover the cost of entering into new options contracts, the Fund may experience losses. The use of options to generate leverage introduces additional risks, including significant potential losses if the market moves unfavorably. The leverage inherent in options can amplify both gains and losses, leading to increased volatility and potential for substantial losses, particularly in periods of market uncertainty or low liquidity. Additionally, the Fund may incur losses if the value of the Target Portfolio moves against its positions, potentially resulting in a complete loss of the premium paid.

Swap Agreements [Member]
Prospectus [Line Items]
Risk [Text Block]

Swap Agreements. The use of swap transactions is a highly specialized activity, which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Whether the Fund will be successful in using swap agreements to achieve its investment goal depends on the ability of the Adviser to structure such swap agreements in accordance with the Fund’s investment objective and to identify counterparties for those swap agreements. Additionally, any financing, borrowing or other costs associated with using swap transactions may also have the effect of lowering the Fund’s return.

The swap agreements in which the Fund invests are generally traded in the over-the-counter market, which generally has less transparency than exchange-traded derivatives instruments. In a standard swap transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined reference assets or underlying securities or instruments. The gross return to be exchanged or swapped between the parties is calculated based on a notional amount or the return on or change in value of a particular dollar amount invested in a basket of securities.

If the Target Portfolio has a dramatic move that causes a material decline in the Fund’s net assets, the terms of a swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the swap transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve exposure consistent with the Fund’s investment objective. This may prevent the Fund from achieving its leveraged investment objective, even if the Target Portfolio later reverses all or a portion of its movement.

Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Counterparty Risk.

To the extent contemplated by its investment strategy, the Fund may use derivative instruments, such as options, swaps, futures contracts and other instruments, to obtain or manage investment exposure. Derivatives may be subject to counterparty risk, meaning the risk that a counterparty, clearing member or clearing house will be unwilling or unable to perform its obligations to the Fund due to bankruptcy, insolvency, financial distress, operational failure or other default. If a counterparty or clearing member defaults, the Fund may lose the expected benefit of the transaction, experience delays or costs in recovering collateral or other amounts owed to it, or be required to enter into replacement transactions on less favorable terms, if at all. The Fund also may be unable to implement its investment strategy effectively if suitable counterparties or clearing members are unavailable.

Intra-Day Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Intra-Day Investment Risk. The Fund seeks investment results from the close of the market on a given trading day until the close of the market on the subsequent trading day. The exact exposure of an investment in the Fund intraday in the secondary market is a function of the difference between the market value of the Target Portfolio at the market close on the first trading day and the market value of the Target Portfolio at the time of purchase. If the market value of the Target Portfolio rises, the Fund’s net assets will rise by approximately twice the amount as the Fund’s exposure. Conversely, if the market value of the Target Portfolio declines, the Fund’s net assets will decline by approximately two times the amount as the Fund’s exposure. Thus, an investor that purchases Shares intra-day may experience performance that is greater than, or less than, the Fund’s stated leveraged performance of the Target Portfolio.

If there is a significant intra-day market event and/or the securities of the Target Portfolio experience a significant increase or decrease, the Fund may not meet its investment objective or rebalance its portfolio appropriately.

Fixed Income Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Fixed Income Securities Risk. When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s Share price and total return to be reduced and fluctuate more than other types of investments.

Rebalancing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Rebalancing Risk. If for any reason the Fund is unable to rebalance all or a portion of its portfolio, or if all or a portion of the portfolio is rebalanced incorrectly, the Fund’s investment exposure may not be consistent with the Fund’s investment objective. In these instances, the Fund may have investment exposure to the Target Portfolio that is significantly greater or less than its stated investment objective. As a result, the Fund may be exposed to leverage risk because it had not been properly rebalanced and may not achieve its investment objective.

ETF Risks [Member]
Prospectus [Line Items]
Risk [Text Block]	ETF Risks.
Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that are authorized to purchase and redeem Shares directly from the Fund (known as “Authorized Participants” or “APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Cash Redemption Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Cash Redemption Risk. The Fund’s investment strategy may require it to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. For example, the Fund may not be able to redeem in-kind certain securities held by the Fund (e.g., derivative instruments). In such a case, the Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used. By paying out higher annual capital gain distributions, investors may be subjected to increased capital gains taxes. The costs associated with cash redemptions may include brokerage costs that the Fund may not have incurred if it had made the redemptions in-kind. These costs could be imposed on the Fund, decreasing its NAV, to the extent these costs are not offset by a transaction fee payable by an authorized participant.

Costs of Buying or Selling Shares [Member]
Prospectus [Line Items]
Risk [Text Block]

Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

Shares May Trade at Prices Other Than NAV [Member]
Prospectus [Line Items]
Risk [Text Block]

Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

Trading [Member]
Prospectus [Line Items]
Risk [Text Block]

Trading. Although Shares are listed on a national securities exchange, such as Cboe BZX Exchange, Inc. (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares. This adverse effect on liquidity for the Fund’s shares may lead to wider bid-ask spreads and differences between the market price of the Fund’s shares and the underlying value of the shares.

Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Liquidity Risk. In certain circumstances, such as the disruption of the orderly markets for the financial instruments in which the Fund invests, the Fund might not be able to acquire or dispose of certain holdings quickly or at prices that represent true market value in the judgment of the Adviser. Markets for the financial instruments in which the Fund invests may be disrupted by a number of events, including but not limited to economic crises, health crises, natural disasters, excessive volatility, new legislation, or regulatory changes inside or outside of the U.S. These situations may have an impact on the liquidity of the Fund’s own shares.

Focused Portfolio Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Focused Portfolio Risk. The Fund will hold a relatively focused portfolio that may contain exposure to the securities of fewer issuers than the portfolios of other ETFs. Holding a relatively concentrated portfolio may increase the risk that the value of the Fund could go down because of the poor performance of one or a few investments.

Economic and Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Economic and Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in the general financial markets, a particular financial market, or other asset classes, due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, financial system instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of the Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics. The imposition by the U.S. of tariffs on goods imported from foreign countries and reciprocal tariffs levied on U.S. goods by those countries also may lead to volatility and instability in domestic and foreign markets.

Foreign Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Foreign Securities Risk. Investments in securities or other instruments of non-U.S. issuers involve certain risks not involved in domestic investments and may experience more rapid and extreme changes in value than investments in securities of U.S. companies. Financial markets in foreign countries often are not as developed, efficient, or liquid as financial markets in the United States, and therefore, the prices of non-U.S. securities and instruments can be more volatile. In addition, the Fund will be subject to risks associated with adverse political and economic developments in foreign countries, which may include the imposition of economic sanctions. Generally, there is less readily available and reliable information about non-U.S. issuers due to less rigorous disclosure or accounting standards and regulatory practices. Investments in foreign companies’ securities, including investments via depositary receipts, are subject to special risks, including the following:

Depositary Receipt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Depositary Receipt Risk. Depositary receipts involve risks similar to those associated with investments in foreign securities and give rise to certain additional risks. Depositary receipts listed on U.S. or foreign exchanges are issued by banks or trust companies, and entitle the holder to all dividends and capital gains that are paid out on the underlying foreign shares (Underlying Shares). When the Fund invests in depositary receipts as a substitute for an investment directly in the Underlying Shares, the Fund is exposed to the risk that the depositary receipts may not provide a return that corresponds precisely with that of the Underlying Shares.

High Portfolio Turnover Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

High Portfolio Turnover Risk. Daily rebalancing of the Fund’s holdings pursuant to its daily investment objective causes a much greater number of portfolio transactions when compared to most ETFs. Additionally, active market trading of the Fund’s Shares on exchanges (such as the Exchange), could cause more frequent creation and redemption activities, which could increase the number of portfolio transactions. Frequent and active trading may lead to higher transaction costs because of increased broker commissions resulting from such transactions. In addition, there is the possibility of significantly increased short-term capital gains (which will be taxable to shareholders as ordinary income when distributed to them). The Fund calculates portfolio turnover without including the short-term cash instruments or derivative transactions that comprise the majority of the Fund’s trading. As such, if the Fund’s extensive use of derivative instruments were reflected, the calculated portfolio turnover rate would be significantly higher.

Tracking Error Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tracking Error Risk. Tracking error is the divergence of the Fund’s performance from that of its investment objective which aims to replicate two times the daily percentage change in the price of the Target Portfolio. Tracking error may occur for a number of reasons. Tracking error may occur because of transaction costs, the Fund’s holding of cash, differences in accrual of dividends, being under- or overexposed to the Target Portfolio or the need to meet new or existing regulatory requirements. Tracking error risk may be heightened during times of market volatility or other unusual market conditions such as market disruptions. The Fund may be required to deviate from its investment objectives, and therefore experience tracking error, as a result of market restrictions or other legal reasons, including regulatory limits or other restrictions on securities that may be purchased by the Adviser and its affiliates.

Illiquid Security Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

Illiquid Security Risks. Some securities held by the Fund may be difficult to sell or be illiquid, particularly during times of market turmoil. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, epidemics/pandemics, new legislation or regulatory changes inside or outside the United States. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to sell an illiquid security at an unfavorable time or price, the Fund may be adversely impacted. Certain market conditions or restrictions may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Target Portfolio. There is no assurance that a security that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund.

Market Capitalization Risks [Member]
Prospectus [Line Items]
Risk [Text Block]	Market Capitalization Risks.
Large-Capitalization Investing [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Large-Capitalization Investing. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion. Large-capitalization companies may also be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.

Mid-Capitalization Investing [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Mid-Capitalization Investing. The securities of mid-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large-capitalization companies. The securities of mid-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large-capitalization stocks or the stock market as a whole.

Small-Capitalization Investing [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Small-Capitalization Investing. The securities of small-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large- or mid-capitalization companies. The securities of small-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large- or mid-capitalization stocks or the stock market as a whole. There is typically less publicly available information concerning smaller-capitalization companies than for larger, more established companies.

Micro-Capitalization Investing [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Micro-Capitalization Investing. Micro-capitalization companies often have limited product lines, narrower markets for their goods and/or services and more limited managerial and financial resources than larger, more established companies, including companies which are considered small- or mid-capitalization. As a result, their performance can be more volatile and they face greater risk of business failure, which could increase the volatility of the Fund’s portfolio.

Management Risk [Member]
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Management Risk. The risk that the investment techniques and risk analyses applied by the investment adviser will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to the investment adviser and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved.

Models and Data Risk [Member]
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Models and Data Risk. The composition of the Fund’s portfolio is heavily dependent on investment models as well as information and data supplied by third parties (“Models and Data”). When Models and Data prove to be incorrect or incomplete, any decisions made in reliance thereon may lead to the inclusion or exclusion of securities from the Fund’s portfolio that would have been excluded or included had the Models and Data been correct and complete. Errors in programming, data entry, system compatibility, or database integrity can result in the unintended inclusion or exclusion of securities in the Fund’s portfolio. Such errors, whether due to human or technological factors, could induce the Adviser to make investment choices that would not have been made with accurate and complete information, potentially leading to losses or missed gains for the Fund.

Money Market Instrument Risk [Member]
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Money Market Instrument Risk. The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Repurchase agreements are contracts in which a seller of securities agrees to buy the securities back at a specified time and price. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments may lose money.

New Fund Risk [Member]
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New Fund Risk. The Fund is a recently organized management investment company with no operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions.

Operational Risk [Member]
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Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund and the Fund’s investment advisor seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

Thematic Qualification Risk [Member]
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Thematic Qualification Risk . The Fund seeks daily investment results, before fees and expenses, that correspond to 2X (200%) of the daily performance of its Target Portfolio, which is largely comprised of companies meeting the Fund’s Photonic Company criteria. Because the Fund may invest in a limited number of companies, including a single company, a portfolio company may cease to satisfy the Fund’s Photonic Company criteria as a result of a merger, acquisition, divestiture, reorganization, or other corporate event. If this occurs during a trading day, the Fund generally will not adjust its portfolio until its next scheduled rebalance. As a result, the Fund may temporarily provide leveraged exposure to a company that no longer satisfies its investment criteria, and the Fund’s performance during that period may differ materially from the performance investors expect based on the Fund's investment objective.

Tax Risk [Member]
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Tax Risk. In order to qualify for the favorable tax treatment generally available to regulated investment companies, the Fund must satisfy certain diversification and other requirements. In particular, the Fund generally may not acquire a security if, as a result of the acquisition, more than 50% of the value of the Fund’s assets would be invested in (a) issuers in which the Fund has, in each case, invested more than 5% of the Fund’s assets and (b) issuers more than 10% of whose outstanding voting securities are owned by the Fund. The application of these requirements to certain investments (including swaps) that may be entered into by the Fund is unclear. In addition, the application of these requirements to the Fund’s investment objective is not clear. If the Fund were to fail to qualify as a regulated investment company, it would be taxed in the same manner as an ordinary corporation, and distributions to its shareholders would not be deductible by the Fund in computing its taxable income.

U.S. Government and U.S. Agency Obligations Risk [Member]
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U.S. Government and U.S. Agency Obligations Risk. The Fund may invest in securities issued by the U.S. government or its agencies or instrumentalities. U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, such as the U.S. Treasury. Payment of principal and interest on U.S. Government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so.

Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	The Fund may not achieve its investment objective and there is a risk that you could lose all of your money invested in the Fund.
Risk Nondiversified Status [Member]
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Non-Diversification Risk. Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund. As a result, a decline in the value of an investment in a single issuer or a smaller number of issuers could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.